ACQUISITIONS (Narrative) (Details)	1 Months Ended						12 Months Ended
	Jul. 25, 2014 shares	May 30, 2014 USD ($)	May 30, 2014 HKD	Sep. 24, 2013 USD ($) $ / shares shares	Sep. 23, 2013 USD ($) $ / shares shares	Sep. 15, 2013 shares	Jul. 31, 2014 shares	Apr. 30, 2017
Common Stock [Member]
Stock Issued During Period, Shares, Acquisitions							273,042,000
Stock Issued During Period, Shares, Acquisitions					250,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					250,000,000
Sale of Stock, Price Per Share | $ / shares					$ 0.001
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned | $					$ 250,000
Percentage Of Common Stock Shares Issued And Outstanding	46.20%
Luck Sky (Hong Kong) Shares Limited [Member]
Stock Issued During Period, Shares, Acquisitions						250,000,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage						41.00%
Luck Sky (Hong Kong) Aerodynamic Electricity Limited [Member]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%	100.00%
Business Combination, Consideration Transferred, Total		$ 1,289.98	HKD 10,000.00
Sanhe Keilitai [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage								95.00%
24 Shareholders [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				250,000,000
Sale of Stock, Price Per Share | $ / shares				$ 0.001
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned | $				$ 250,000
Mr. Zhou Jian [Member]
Stock Issued During Period, Shares, Acquisitions	264,850,740
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	97.00%
Mr. Zhou Deng Rong [Member]
Stock Issued During Period, Shares, Acquisitions	8,191,260
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	3.00%